9/12890

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED JUN 28 2004 — SEC MAIL PROCESSING SECTION

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FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Terremark Worldwide, Inc.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Terremark Worldwide, Inc.

04034221

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
2601 S. Bayshore Drive, Miami, FL 33133	***(305) 856-3200***
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) **Same**	Telephone Number (Including Area Code) **Same**

Brief Description of Business

The Issuer operates facilities from which it assists users of the Internet and large communications networks in communicating with other users and networks.

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ Other (please specify)
☐ business trust ☐ limited partnership, to be formed

PROCESSED
JUN 29 2004
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 6 Year 9 6 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S.Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (6-02) **Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Medina, Manuel D.

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Wright, Jr., Joseph R.

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Amore, Guillermo

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Elwes, Timothy

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Fernandez, Antonio S.

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Fernandez-Tapias, Fernando

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Figueres-Olsen, Jose Maria

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Money, Arthur L.

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Rosen, Marvin S.

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Rosenfeld, Miguel J.

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Ruiz, Rodolfo A.

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Segrera, Jose A.

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Gonzalez, Jose E.

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Dos Santos, Jamie

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Wheeler, Marvin

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 S. Bayshore Drive, Miami, FL 33133

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

CRG, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

2601 South Bayshore Drive, 9th Floor, Miami, FL 33133

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Communications Investors Group

Business or Residence Address (Number and Street, City, State, Zip Code)

4770 Biscayne Blvd., Suite 1480, Miami, FL 33137

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

CIG Investments, LLLP

Business or Residence Address (Number and Street, City, State, Zip Code)

4770 Biscayne Blvd., Suite 1480, Miami, FL 33137

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Louisa Strude Sarofim 2004 Terremark Grantor Retained Annuity Trust

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Starr & Company, LLC, 350 Park Avenue, 9th Floor, New York, NY 10022

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Guazapa Properties, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

Apartado 7274, Panama 5, Republica de Panama, C.A.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

One Vision Worldwide, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

225 Ross Street, Pittsburg, PA 15219

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	(1)	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information required for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.(1)

Full Name (Last name first, if individual)

McMahan Securities Co. L.P.(1)

Business or Residence Address (Number and Street, City, State, Zip Code)

500 West Putnam Avenue, Greenwich, Connecticut 06830

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	√[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

(1) McMahon Securities Co. L.P. (the "Initial Purchaser") has agreed to purchase from the Issuer all of the Notes, as defined herein. The Initial Purchaser proposes to offer the Notes for resale in transactions not requiring registration under the Securities Act or applicable state securities laws. Specifically, the Initial Purchaser will only offer or sell the Notes to persons they reasonably believe to be "qualified institutional buyers" (as defined in Rule 144A under the Securities Act of 1933 (the "Securities Act") in reliance on Rule 144A under the Securities Act and to a limited number of other institutional accredited investors.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt **(2)**	$ 75,000,000(2)	$ 75,000,000
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including Warrants)	$	$
Partnership Interests	$	$
Other (Specify ______)	$ 75,000,000(2)	$ 75,000,000
Total	$ 75,000,000(2)	$ 75,000,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors **(Initial Purchaser)**	1	$ 75,000,000
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate. **(3)**

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately) **(4)**	☒	$ 4,500,000
Other Expenses (identify) **(5)**	☒	$ 100,000
Total	☒	$ 4,600,000

(2) The Issuer is offering $75,000,000 in aggregate principal amount of 9% Senior Convertible Notes Due June 15, 2009, unless earlier converted, redeemed, or repurchased (the "Notes"). The Issuer has also granted to the Initial Purchaser an option to purchase an additional $11,250,000 in principal amount of the Notes (the "Over-allotment Option").
(3) Calculated based on the maximum aggregate offering amount, excluding the Over-allotment Option.
(4) Initial Purchaser's discount.
(5) Includes legal, accounting, and filing fees.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 70,400,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b. above.**(6)**

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and Fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or lease of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness (7)	☐ $	☒ $ 70,400,000
Working capital	☐ $	☐ $
Other (specify)	☐ $	☐ $
Column Totals	☐ $ -0-	☒ $ 70,400,000
Total Payments Listed (column totals added)	☒ $ 70,400,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Terremark Worldwide, Inc.	[signature]	6/21/04
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Jose A. Segrera	**Chief Financial Officer**	

(6) Calculated based on the maximum aggregate offering amount, excluding the Over-allotment Option.
(7) The Issuer intends to use the net proceeds from the offering to repay its credit facility, redeem its outstanding 13% Convertible Debentures due December 31, 2005, and repay all of its remaining outstanding unsecured debt. The Issuer intends to use the balance of the net proceeds from the offering for possible acquisitions and for general corporate purposes, including working capital and capital expenditures.

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)